EQUITY - Additional Information (Detail) - CNY (¥) ¥ in Thousands		6 Months Ended
	Nov. 18, 2022	Mar. 31, 2023	Sep. 30, 2022
Class of Stock [Line Items]
Percentage of outstanding share capital	8.80%
Percentage of voting power	49.10%
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Issuance of class B ordinary shares		¥ (172)
Common Class B [Member]
Class of Stock [Line Items]
Common stock, voting rights		ten votes per share
Common Stock, Shares, Issued		2,500,000,000	0
Common Class B [Member] | Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Issuance of class B ordinary shares	¥ 172
Common Class B [Member] | 2022 Plan [Member]
Class of Stock [Line Items]
Maximum number of shares available for issuance under the 2022 plan	2,500,000,000
Shares reserved to 2022 plan	2,500,000,000
Common Stock, Shares, Issued	0
Common Class A [Member]
Class of Stock [Line Items]
Common stock, voting rights		one vote per share
Common Stock, Shares, Issued		25,878,920,464	25,878,920,464